Leases - Future minimum lease payments under non-cancellable operating leases (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total	£ 1,982	£ 2,345
Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total		2,345
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	£ 296
Not later than one year [member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total		302
Over one year but not more than five years [member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total		786
Over five years [member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total		£ 1,257